Accounts receivable and Contract Assets (Details 1)	Dec. 31, 2025 CAD ($)
Trade receivable	$ 2,832,190
Less than 90 days [Member]
Trade receivable	68,630
91 to 180 days [Member]
Trade receivable	0
Greater than 180 days [Member]
Trade receivable	1,519,845
Current [Member]
Trade receivable	$ 1,243,715